Document and Entity Information (USD $)	12 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Hazlo! Technologies, Inc.
Document Type	10-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001501958
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	6,450,000
Entity Public Float	$ 1,250
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY